Related Party Transactions - Schedule of Major Related Parties and their Relationships (Details)	12 Months Ended
Mar. 31, 2024
Nanjing Animal Pharmaceutical [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An equity investee of the Company until December, 2022
Wuhan Chunzhijin [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An equity investee of the Company
Weishi Network [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An equity investee of the Company
Beijing Petdog [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An available-for-sale debt investee that the Company has significant influence
Shanghai Guangcheng Information Technology (limited partnership) (“Shanghai Guangcheng Information”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A company with a common director of the Company
MERCHANT TYCOON LIMITED [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
SUPERB ORIGIN INTERNATIONAL LIMITED [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Yingzhi (Lisa) Tang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Senior management of the Company
Yan Jiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Senior management of the Company
Di (Jackie) Chen [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Senior management of the Company until July, 2021
Ying (Christina) Zhang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Senior management of the Company until February, 2022
Fei Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Senior management of the Company until April, 2022
Lijun Zhou [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Senior management of the Company until April, 2022